Quarterly Holdings Report
for
Fidelity® Infrastructure Fund
January 31, 2026
ISF-NPRT1-0426
1.9896237.106
Common Stocks - 97.9%
	Shares	Value ($)
CANADA - 2.1%
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Cameco Corp (United States)	12,200	1,505,358
Industrials - 0.5%
Ground Transportation - 0.5%
Canadian Pacific Kansas City Ltd (United States)	8,594	638,878
Utilities - 0.5%
Independent Power and Renewable Electricity Producers - 0.5%
TransAlta Corp	51,600	659,376
TOTAL CANADA		2,803,612
FINLAND - 0.6%
Industrials - 0.6%
Machinery - 0.6%
Wartsila OYJ Abp	20,300	822,940
GERMANY - 2.2%
Industrials - 0.6%
Electrical Equipment - 0.6%
Siemens Energy AG (a)	5,100	873,846
Utilities - 1.6%
Multi-Utilities - 1.6%
E.ON SE	98,700	2,090,099
TOTAL GERMANY		2,963,945
ITALY - 1.0%
Utilities - 1.0%
Electric Utilities - 1.0%
Enel SpA	118,900	1,313,674
MEXICO - 4.7%
Industrials - 4.7%
Transportation Infrastructure - 4.7%
Grupo Aeroportuario del Centro Norte SAB de CV Class B ADR	19,358	2,264,112
Grupo Aeroportuario del Pacifico SAB de CV Class B ADR	10,100	2,776,591
Grupo Aeroportuario del Sureste SAB de CV Class B ADR	3,500	1,207,955

TOTAL MEXICO		6,248,658
SPAIN - 2.2%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA (c)(d)	38	1,175
Utilities - 2.2%
Electric Utilities - 2.2%
Iberdrola SA	125,576	2,823,295
Iberdrola SA	1,720	38,584
TOTAL UTILITIES		2,861,879
TOTAL SPAIN		2,863,054
TAIWAN - 2.7%
Information Technology - 2.7%
Semiconductors & Semiconductor Equipment - 2.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	10,700	3,536,992
UNITED KINGDOM - 6.4%
Utilities - 6.4%
Electric Utilities - 2.9%
SSE PLC	114,900	3,818,983
Multi-Utilities - 3.5%
National Grid PLC	275,804	4,685,787
TOTAL UNITED KINGDOM		8,504,770
UNITED STATES - 76.0%
Communication Services - 4.6%
Media - 4.6%
EchoStar Corp Class A (a)(b)	54,300	6,147,846
Energy - 5.7%
Oil, Gas & Consumable Fuels - 5.7%
Cheniere Energy Inc	16,202	3,427,047
Targa Resources Corp	7,009	1,408,668
Williams Cos Inc/The	39,737	2,672,711
TOTAL ENERGY		7,508,426
Industrials - 13.4%
Commercial Services & Supplies - 2.8%
GFL Environmental Inc Subordinate Voting Shares (United States)	25,725	1,104,889
Waste Connections Inc (United States)	15,458	2,590,761
		3,695,650
Construction & Engineering - 3.5%
Ferrovial SE	21,617	1,461,064
MasTec Inc (a)	9,500	2,284,560
Quanta Services Inc	1,800	854,334
		4,599,958
Electrical Equipment - 3.5%
Bloom Energy Corp Class A (a)	1,800	272,466
Eos Energy Enterprises Inc (a)(b)	43,300	633,912
GE Vernova Inc	2,500	1,815,925
Nextpower Inc Class A (a)	16,200	1,896,858
		4,619,161
Ground Transportation - 2.7%
CSX Corp	17,900	675,904
Norfolk Southern Corp	4,900	1,427,076
Union Pacific Corp	6,360	1,495,236
		3,598,216
Machinery - 0.9%
Caterpillar Inc	1,900	1,248,984
TOTAL INDUSTRIALS		17,761,969
Information Technology - 13.1%
Semiconductors & Semiconductor Equipment - 13.1%
Advanced Micro Devices Inc (a)	15,500	3,669,315
Broadcom Inc	10,800	3,578,040
NVIDIA Corp	52,800	10,091,664
TOTAL INFORMATION TECHNOLOGY		17,339,019
Real Estate - 1.9%
Health Care REITs - 1.9%
Welltower Inc	13,600	2,561,696
Utilities - 37.3%
Electric Utilities - 25.8%
Constellation Energy Corp	18,300	5,136,444
Duke Energy Corp	31,800	3,858,930
Entergy Corp	30,100	2,886,289
Evergy Inc	22,200	1,703,406
Exelon Corp	66,400	2,973,392
NextEra Energy Inc	89,060	7,828,374
NRG Energy Inc	52,500	8,013,075
PG&E Corp	111,400	1,717,788
		34,117,698
Independent Power and Renewable Electricity Producers - 4.3%
AES Corp/The	50,700	742,755
Talen Energy Corp (a)	3,300	1,149,588
Vistra Corp	23,620	3,740,227
		5,632,570
Multi-Utilities - 7.2%
Ameren Corp	10,200	1,053,456
CenterPoint Energy Inc	53,900	2,139,291
NiSource Inc	21,737	962,732
Sempra	61,700	5,368,517
		9,523,996
TOTAL UTILITIES		49,274,264
TOTAL UNITED STATES		100,593,220
TOTAL COMMON STOCKS (Cost $107,212,810)		129,650,865

Money Market Funds - 4.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (e)	3.70	4,116,813	4,117,637
Fidelity Securities Lending Cash Central Fund (e)(f)	3.70	1,569,065	1,569,222
TOTAL MONEY MARKET FUNDS (Cost $5,686,859)			5,686,859

TOTAL INVESTMENT IN SECURITIES - 102.2% (Cost $112,899,669)	135,337,724
NET OTHER ASSETS (LIABILITIES) - (2.2)%	(2,850,379)
NET ASSETS - 100.0%	132,487,345

Legend

(a)	Non-income producing.
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,175 or 0.0% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,175 or 0.0% of net assets.

(e)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(f)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	5,292,386	16,590,702	17,765,387	40,210	(64)	-	4,117,637	4,116,813	0.0%
Fidelity Securities Lending Cash Central Fund	1,317,950	12,136,442	11,885,042	1,098	(128)	-	1,569,222	1,569,065	0.0%
Total	6,610,336	28,727,144	29,650,429	41,308	(192)	-	5,686,859

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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